Debt - Summary of Payment Related to Merger Consideration and Repayment of Debt (Paranthetical) (Detail) $ in Millions	Jan. 24, 2019 USD ($)
KeyBank Subordinate Loan
Debt Instrument [Line Items]
Subordinate Loan	$ 11